Share capital and reserves (Details)					12 Months Ended
	Oct. 07, 2022 CAD ($)	Oct. 07, 2022 $ / shares	Oct. 15, 2021 CAD ($)	Feb. 09, 2021 CAD ($)	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 CAD ($) shares	Dec. 31, 2021 $ / shares shares	Dec. 31, 2020 CAD ($)	Nov. 08, 2021 shares
Share capital and reserves
Average Remaining contractual life					4 years 3 months		4 years 7 months 6 days
Value of shares issued from exercise of warrants | $					$ 87		$ 2,855,983
[custom:ExpectedLife]					5 years		5 years
Expected volatility	100.00%		100.00%	100.00%	100.00%		100.00%
Share-based payment expense | $					$ 632,548		$ 499,158		$ 293,493
Number of warrants issued | shares					15,030,687	15,030,687	12,989,687	12,989,687		3,261,000
Fair value of the warrants | $	$ 254,684		$ 371,251	$ 150,000	$ 5,093,593		$ 5,358,000
Share price on date of grant | $ / shares						$ 1.01		$ 3.64
expected life	5 years		5 years	5 years	5 years		5 years
Number of options exercised | shares							640,012
Derivative warrant liability reclassified to share capital on exercise of warrants | $							$ 425,900
Statutory reserve | $			$ 4,460,000
Exercise price warrant | $ / shares		$ 4.77				1.22		4.70
Risk free rate					3.66%		0.58%
Expected dividend yield					0.00%		0.00%
Warrant reserve [member]
Share capital and reserves
Average Remaining contractual life					4 years 1 month 24 days		4 years 6 months 21 days
Exercise price warrant | $ / shares						1.17
Stock Options [Member]
Share capital and reserves
Average Remaining contractual life					3 years 5 months 4 days		3 years 5 months 1 day
Number of options exercised | shares							(51,106)
Derivative Warrant Liabilities [Member]
Share capital and reserves
Average Remaining contractual life							4 years 9 months 18 days
Expected volatility					100.00%		100.00%
Share price on date of grant | $ / shares						$ 0.81		$ 2.05
Risk free rate					3.55%		1.23%
Derivative Warrant Liabilities [Member] | Bottom of range [member]
Share capital and reserves
Average Remaining contractual life					3 years 9 months 18 days
Derivative Warrant Liabilities [Member] | Top of range [member]
Share capital and reserves
Average Remaining contractual life					4 years 9 months 18 days
Derivative Warrants Liabilities [Member]
Share capital and reserves
Number of warrants issued | shares							2,085,687	2,085,687
Ifrs IPO [Member]
Share capital and reserves
Expected volatility							100.00%
Fair value of the warrants | $							$ 7,425,000
Share price on date of grant | $ / shares								$ 3.02
expected life							5 years
Exercise price warrant | $ / shares								$ 4.77
Risk free rate							1.50%
Expected dividend yield							0.00%